UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2021
Allowance of doubtful accounts	$ 5,694	$ 741	$ 354
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	47,460,941	27,079,856
Common stock, shares outstanding	47,460,941	27,079,856